Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
December 31, 2025
Z60-NPRT3-0226
1.9884253.108
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	374	2,835
Fidelity Series Corporate Bond Fund (a)	4	39
Fidelity Series Government Bond Index Fund (a)	6	51
Fidelity Series International Credit Fund (a)	5	43
Fidelity Series Investment Grade Bond Fund (a)	5	53
Fidelity Series Investment Grade Securitized Fund (a)	3	32
Fidelity Series Long-Term Treasury Bond Index Fund (a)	320,709	1,728,620
TOTAL BOND FUNDS (Cost $1,778,333)		1,731,673

Domestic Equity Funds - 52.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	156,648	3,599,782
Fidelity Series Commodity Strategy Fund (a)	1,433	138,651
Fidelity Series Large Cap Growth Index Fund (a)	77,399	2,308,039
Fidelity Series Large Cap Stock Fund (a)	88,712	2,368,610
Fidelity Series Large Cap Value Index Fund (a)	238,441	4,346,784
Fidelity Series Small Cap Core Fund (a)	55,385	748,810
Fidelity Series Small Cap Opportunities Fund (a)	26,506	429,935
Fidelity Series Value Discovery Fund (a)	91,390	1,556,379
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,531,487)		15,496,990

International Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	54,240	1,071,240
Fidelity Series Emerging Markets Fund (a)	62,662	735,656
Fidelity Series Emerging Markets Opportunities Fund (a)	119,507	2,945,859
Fidelity Series International Growth Fund (a)	105,953	2,024,755
Fidelity Series International Index Fund (a)	50,546	763,757
Fidelity Series International Small Cap Fund (a)	19,495	348,763
Fidelity Series International Value Fund (a)	130,552	2,036,603
Fidelity Series Overseas Fund (a)	135,695	2,025,920
Fidelity Series Select International Small Cap Fund (a)	1,683	23,256
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,331,233)		11,975,809

Short-Term Funds - 0.6%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $187,826)	18,876	188,008

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $127,472)	3.84	127,472	127,472

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,956,351)	29,519,952
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	29,519,951

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,104	1,208	423	114	(1)	(53)	2,835	374
Fidelity Series Blue Chip Growth Fund	2,487,202	1,057,754	784,727	127,579	7,845	831,708	3,599,782	156,648
Fidelity Series Canada Fund	635,457	440,525	160,952	21,080	(746)	156,956	1,071,240	54,240
Fidelity Series Commodity Strategy Fund	-	137,731	5	128	-	925	138,651	1,433
Fidelity Series Corporate Bond Fund	1,631	63,112	64,763	182	55	4	39	4
Fidelity Series Emerging Markets Fund	537,284	265,497	222,616	17,464	(334)	155,825	735,656	62,662
Fidelity Series Emerging Markets Opportunities Fund	2,150,371	1,043,552	884,399	72,581	194	636,141	2,945,859	119,507
Fidelity Series Government Bond Index Fund	2,648	107,978	110,549	243	(23)	(3)	51	6
Fidelity Series Government Money Market Fund	-	485,533	358,061	2,496	-	-	127,472	127,472
Fidelity Series International Credit Fund	41	2	-	2	-	-	43	5
Fidelity Series International Developed Markets Bond Index Fund	-	12,224	12,377	3	153	-	-	-
Fidelity Series International Growth Fund	1,490,524	740,845	319,138	155,330	669	111,855	2,024,755	105,953
Fidelity Series International Index Fund	564,828	243,974	157,118	24,866	2,780	109,293	763,757	50,546
Fidelity Series International Small Cap Fund	276,096	124,238	70,358	46,053	1,243	17,544	348,763	19,495
Fidelity Series International Value Fund	1,480,897	786,940	481,630	200,099	13,943	236,453	2,036,603	130,552
Fidelity Series Investment Grade Bond Fund	2,514	100,206	102,576	258	(92)	1	53	5
Fidelity Series Investment Grade Securitized Fund	1,578	60,007	61,593	167	42	(2)	32	3
Fidelity Series Large Cap Growth Index Fund	1,600,047	665,876	451,189	21,230	6,837	486,468	2,308,039	77,399
Fidelity Series Large Cap Stock Fund	1,477,286	972,111	381,687	198,181	2,107	298,793	2,368,610	88,712
Fidelity Series Large Cap Value Index Fund	3,039,746	1,720,229	762,027	142,590	(1)	348,837	4,346,784	238,441
Fidelity Series Long-Term Treasury Bond Index Fund	1,440,445	778,665	466,463	46,016	(38,227)	14,200	1,728,620	320,709
Fidelity Series Overseas Fund	1,483,537	828,304	343,036	163,696	(627)	57,742	2,025,920	135,695
Fidelity Series Select International Small Cap Fund	3,799	19,638	3,636	674	277	3,178	23,256	1,683
Fidelity Series Small Cap Core Fund	697,795	161,297	290,634	5,898	16,427	163,925	748,810	55,385
Fidelity Series Small Cap Opportunities Fund	310,312	105,055	58,026	18,320	1,774	70,820	429,935	26,506
Fidelity Series Treasury Bill Index Fund	-	660,303	472,551	6,683	75	181	188,008	18,876
Fidelity Series Value Discovery Fund	1,091,004	636,222	284,103	83,469	3,902	109,354	1,556,379	91,390
	20,777,146	12,219,026	7,304,637	1,355,402	18,272	3,810,145	29,519,952

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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